Loss per share	3 Months Ended
Mar. 31, 2023
Earnings per share [abstract]
Loss per share	Loss per share

	Three months ended March 31,
	2023	2022
	£	£
Basic and Diluted loss for the period	(37,643,000)	(15,492,000)

	Three months ended March 31,
	2023	2022
	Number	Number
Weighted average number of ordinary shares	123,257,529	120,959,726

	Three months ended March 31,
	2023	2022
	£	£
Basic and diluted loss per share	(0.31)	(0.13)
9.Loss per share (continued)

Basic loss per share (“Loss per Share”) is calculated in accordance with IAS 33 based on earnings attributable to the Company’s shareholders and the weighted average number of shares outstanding during the period.

The Company issues performance options, share options, restricted share units (“RSUs”) and performance share units (“PSUs”) to employees, upon the exercise of which ordinary shares are issued. Inclusion of these awards would have an anti-dilutive effect on the loss due to the loss incurred during the period, therefore basic and diluted loss per share are the same.